Significant Accounting Policies (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Unamortized debt issuance costs	$ 42.7	$ 29.9
Current deferred tax liabilities	0.0	0.0
Accounting Standards Update 2015-03 [Member] | Term Loans and Notes [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Unamortized debt issuance costs	42.7	29.9
Accounting Standards Update 2015-15 [Member] | Revolving Credit Facility [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Unamortized debt issuance costs	$ 14.4	8.4
Accounting Standards Update 2015-17 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Noncurrent deferred income tax assets		0.1
Noncurrent deferred tax liabilities		0.6
Accounting Standards Update 2015-17 [Member] | Scenario, Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Current deferred income tax assets		0.1
Current deferred tax liabilities		$ 0.6